Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
33.	Related Party Transactions

A number of banking transactions are entered into with related parties in the normal course of business. These include trust accounts managed by the Group and loans to executives, directors and affiliated parties.

Trust Accounts

Under the FSCMA, the Group serves as trustee to the trust accounts in a trust management capacity in the normal course of business. See Note 35 for more information on trust accounts.

Loans to Executives, Directors and Affiliated Parties

The following table summarizes the movements in the amount of loans to executive officers, directors, director nominees, their immediate families and companies affiliated with the directors at December 31:

	2009		2010
	(in millions of Won)
Loans at beginning of the year	(Won)	254,463	(Won)	7,687
New loans		33,594		1,550
Repayments		(280,370)		(5,448)

Loans at end of the year	(Won)	7,687	(Won)	3,789

The following table sets forth the outstanding balances at December 31, and the related income and expense for the years ended December 31 for related party transactions:

	2008				2009				2010
	Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties
	(in millions of Won)
Loans	(Won)	—	(Won)	254,463	(Won)	—	(Won)	7,687	(Won)	—	(Won)	3,789
Trust fees payable		9,514		—		10,299		—		57,410		—
Short-term borrowings		929,175		—		772,373		—		1,224,846		—
Other liabilities		39,365		—		16,489		—		3,154		—
Net trust management fees		33,567		—		28,960		—		33,734		—
Interest expense on short-term borrowings		42,929		—		24,449		—		25,387		—
Interest on loans		—		5,844		—		329		—		204

It is the Group’s policy to make loans available to employees and officers on terms equivalent to those at which it extends credit to unrelated parties. The Group does not customarily track or aggregate the total earnings on such loans as outstanding amounts are not material.